John Hancock
ESG Core Bond Fund
Quarterly portfolio holdings 2/29/2020

Fund’s investments
As of 2-29-20 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 38.6%				$24,536,082
(Cost $23,196,579)
U.S. Government 28.9%				18,402,860
U.S. Treasury
Note	1.625	02-15-26	550,000	569,766
Note	1.875	04-30-22	500,000	510,352
Note	1.875	07-31-22	300,000	307,008
Note	2.000	05-31-21	1,150,000	1,163,566
Note	2.000	02-15-23	500,000	516,289
Note	2.000	04-30-24	850,000	887,486
Note	2.000	02-15-25	650,000	683,490
Note	2.125	05-31-21	1,020,000	1,033,706
Note	2.125	03-31-24	600,000	629,109
Note	2.250	11-15-24	1,100,000	1,166,688
Note	2.250	08-15-27	500,000	542,754
Note	2.250	11-15-27	525,000	570,917
Note	2.375	08-15-24	1,250,000	1,329,102
Note	2.375	04-30-26	600,000	648,820
Note	2.375	05-15-27	200,000	218,367
Note	2.375	05-15-29	900,000	998,191
Note	2.500	01-31-21	250,000	253,145
Note	2.500	05-15-24	950,000	1,011,898
Note	2.750	02-15-24	200,000	214,281
Note	2.750	06-30-25	600,000	655,852
Note	2.750	02-15-28	450,000	507,498
Note	2.875	11-15-21	600,000	619,430
Note	2.875	05-15-28	450,000	513,141
Note	2.875	08-15-28	1,100,000	1,257,781
Note	3.000	09-30-25	700,000	777,000
Note	3.125	11-15-28	700,000	817,223
U.S. Government Agency 9.7%				6,133,222
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	3.000	02-01-32	277,295	288,180
15 Yr Pass Thru	3.000	03-01-32	687,802	719,314
15 Yr Pass Thru	3.500	03-01-30	306,944	323,409
15 Yr Pass Thru	3.500	04-01-32	603,949	639,554
15 Yr Pass Thru	4.000	05-01-33	349,531	368,168
30 Yr Pass Thru	3.500	03-01-48	586,737	621,040
Federal National Mortgage Association
15 Yr Pass Thru	3.500	01-01-32	317,511	336,924
15 Yr Pass Thru	3.500	11-01-34	226,283	239,128
15 Yr Pass Thru	4.000	05-01-33	435,597	469,985
30 Yr Pass Thru	3.000	05-01-48	291,240	306,448
30 Yr Pass Thru	3.500	07-01-47	514,268	541,602
30 Yr Pass Thru	4.000	10-01-47	373,949	408,075
30 Yr Pass Thru	4.500	01-01-46	447,441	491,093

30 Yr Pass Thru	5.000	11-01-39	338,315	380,302
Corporate bonds 39.3%				$25,017,664
(Cost $23,711,030)
Communication services 2.4%				1,498,410
Diversified telecommunication services 1.7%
AT&T, Inc.	4.125	02-17-26	490,000	544,541
Verizon Communications, Inc.	5.150	09-15-23	445,000	501,153
2	JOHN HANCOCK ESG CORE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media 0.7%
Comcast Corp.	3.150	03-01-26	420,000	$452,716
Consumer discretionary 1.6%				1,022,186
Hotels, restaurants and leisure 0.5%
Starbucks Corp.	3.500	03-01-28	275,000	303,932
Specialty retail 1.1%
Lowe's Companies, Inc.	3.100	05-03-27	265,000	283,434
The Home Depot, Inc.	2.950	06-15-29	200,000	216,214
The Home Depot, Inc.	3.350	09-15-25	200,000	218,606
Consumer staples 3.1%				1,947,090
Beverages 0.8%
Diageo Capital PLC	4.828	07-15-20	235,000	237,804
PepsiCo, Inc.	2.750	03-05-22	255,000	261,498
Food products 0.6%
General Mills, Inc.	3.150	12-15-21	375,000	383,984
Household products 0.7%
Kimberly-Clark Corp.	3.200	04-25-29	200,000	224,093
The Clorox Company	3.900	05-15-28	200,000	232,411
Personal products 1.0%
The Estee Lauder Companies, Inc.	3.150	03-15-27	225,000	248,375
Unilever Capital Corp.	4.250	02-10-21	350,000	358,925
Energy 2.7%				1,727,891
Energy equipment and services 0.4%
Schlumberger Investment SA	3.650	12-01-23	250,000	266,516
Oil, gas and consumable fuels 2.3%
Enbridge, Inc.	4.000	10-01-23	270,000	288,785
Equinor ASA	2.650	01-15-24	350,000	365,889
Shell International Finance BV	3.250	05-11-25	300,000	323,286
Total Capital International SA	3.455	02-19-29	200,000	221,286
Total Capital SA	4.450	06-24-20	260,000	262,129
Financials 14.6%				9,288,317
Banks 7.9%
Bank of America Corp.	3.248	10-21-27	175,000	187,995
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%)	3.419	12-20-28	200,000	216,105
Bank of America Corp.	4.000	04-01-24	145,000	157,811
Bank of Montreal	2.050	11-01-22	150,000	152,157
BNP Paribas SA	3.250	03-03-23	430,000	452,380
Citigroup, Inc.	3.200	10-21-26	500,000	532,313
HSBC Holdings PLC	2.650	01-05-22	375,000	381,788
JPMorgan Chase & Co.	3.300	04-01-26	695,000	751,485
KeyBank NA	3.300	02-01-22	250,000	258,640
KeyCorp	2.550	10-01-29	201,000	205,519
Royal Bank of Canada	1.950	01-17-23	255,000	258,718
Royal Bank of Canada	3.200	04-30-21	150,000	153,209
The PNC Financial Services Group, Inc.	3.500	01-23-24	295,000	314,225
The Toronto-Dominion Bank	1.800	07-13-21	405,000	407,113
US Bancorp	2.375	07-22-26	300,000	313,964
Westpac Banking Corp.	2.000	08-19-21	300,000	302,830
Capital markets 3.9%
John Deere Capital Corp.	2.250	09-14-26	285,000	296,428
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG CORE BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Morgan Stanley	3.700	10-23-24	275,000	$299,033
Morgan Stanley	4.000	07-23-25	200,000	222,070
State Street Corp. (2.354% to 11-1-24, then SOFR + 0.940%)	2.354	11-01-25	250,000	257,211
State Street Corp.	2.550	08-18-20	250,000	251,076
The Bank of New York Mellon Corp.	3.550	09-23-21	265,000	273,130
The Bank of Nova Scotia	1.950	02-01-23	245,000	247,787
The Goldman Sachs Group, Inc.	3.500	11-16-26	565,000	607,463
Consumer finance 0.5%
American Express Company	2.750	05-20-22	305,000	312,566
Insurance 1.0%
Chubb INA Holdings, Inc.	2.875	11-03-22	250,000	259,926
Lincoln National Corp.	3.050	01-15-30	105,000	110,683
Marsh & McLennan Companies, Inc.	2.750	01-30-22	280,000	286,570
Mortgage real estate investment trusts 1.3%
AvalonBay Communities, Inc.	2.950	09-15-22	350,000	362,535
Boston Properties LP	3.800	02-01-24	200,000	215,824
Simon Property Group LP	3.375	10-01-24	225,000	239,763
Health care 6.5%				4,150,060
Biotechnology 2.0%
AbbVie, Inc.	3.600	05-14-25	295,000	318,224
Amgen, Inc.	2.200	02-21-27	310,000	315,152
Amgen, Inc.	2.650	05-11-22	100,000	102,397
GlaxoSmithKline Capital PLC	2.875	06-01-22	250,000	257,351
Novartis Capital Corp.	3.000	11-20-25	275,000	296,835
Health care equipment and supplies 0.7%
Abbott Laboratories	2.950	03-15-25	291,000	311,932
Medtronic, Inc.	3.150	03-15-22	148,000	153,345
Health care providers and services 2.3%
Anthem, Inc.	3.650	12-01-27	330,000	360,840
CVS Health Corp.	3.875	07-20-25	365,000	397,596
UnitedHealth Group, Inc.	3.350	07-15-22	250,000	261,423
UnitedHealth Group, Inc.	3.750	07-15-25	200,000	221,625
UnitedHealth Group, Inc.	3.875	12-15-28	200,000	228,390
Pharmaceuticals 1.5%
Merck & Company, Inc.	3.400	03-07-29	285,000	319,237
Sanofi	4.000	03-29-21	450,000	461,928
Zoetis, Inc.	3.250	02-01-23	137,000	143,785
Industrials 2.3%				1,468,275
Aerospace and defense 0.4%
Lockheed Martin Corp.	3.550	01-15-26	250,000	277,065
Air freight and logistics 0.2%
United Parcel Service, Inc.	3.050	11-15-27	115,000	124,256
Commercial services and supplies 0.4%
Waste Management, Inc.	2.400	05-15-23	225,000	231,332
Machinery 0.7%
Caterpillar, Inc.	3.400	05-15-24	300,000	321,784
Deere & Company	2.600	06-08-22	130,000	132,722
Road and rail 0.6%
CSX Corp.	3.700	11-01-23	150,000	160,920
Union Pacific Corp.	2.750	03-01-26	210,000	220,196
4	JOHN HANCOCK ESG CORE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology 3.2%				$2,028,749
Communications equipment 0.4%
Cisco Systems, Inc.	1.850	09-20-21	280,000	281,956
Semiconductors and semiconductor equipment 1.0%
Intel Corp.	2.450	11-15-29	240,000	249,609
Intel Corp.	3.300	10-01-21	205,000	211,441
Texas Instruments, Inc.	2.250	09-04-29	145,000	148,454
Software 1.0%
Microsoft Corp.	2.700	02-12-25	300,000	317,730
Oracle Corp.	2.400	09-15-23	210,000	216,716
Oracle Corp.	2.500	05-15-22	120,000	122,717
Technology hardware, storage and peripherals 0.8%
Apple, Inc.	2.850	02-23-23	460,000	480,126
Materials 1.0%				643,044
Chemicals 0.8%
Eastman Chemical Company	3.600	08-15-22	240,000	250,535
Ecolab, Inc.	3.250	01-14-23	255,000	268,102
Containers and packaging 0.2%
WRKCo, Inc.	3.750	03-15-25	115,000	124,407
Utilities 1.9%				1,243,642
Electric utilities 1.5%
MidAmerican Energy Company	3.100	05-01-27	275,000	297,065
NSTAR Electric Company	2.375	10-15-22	380,000	390,207
Xcel Energy, Inc.	4.000	06-15-28	250,000	284,671
Independent power and renewable electricity producers 0.4%

NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	250,000	271,699
Municipal bonds 11.5%				$7,351,682
(Cost $7,002,508)
City of Avondale (Arizona)	2.240	07-01-20	250,000	250,800
City of New York	2.260	03-01-22	385,000	391,841
City of San Francisco Public Utilities Commission Water Revenue (California)	2.806	11-01-23	450,000	476,384
Gateway School District Alleghany County (Pennsylvania)	1.887	07-15-22	325,000	328,900
Jackson State University Educational Building Corp. (Mississippi)	2.720	03-01-23	295,000	305,903
Kent City School District (Ohio)	5.000	12-01-20	200,000	205,238
Kent Hospital Finance Authority (Michigan)	2.821	07-15-29	310,000	329,570
Louisiana Public Facilities Authority	2.193	12-15-20	400,000	402,560
Massachusetts Water Resources Authority	2.223	08-01-27	500,000	517,815
Montgomery County Economic Development Authority (Maryland)	2.202	06-01-24	195,000	201,579
Montgomery County Economic Development Authority (Maryland)	2.342	06-01-25	95,000	99,311
New Mexico Finance Authority	2.135	06-15-20	300,000	300,648
New Mexico Finance Authority	2.287	06-15-21	195,000	197,868
New York City Housing Development Corp.	2.416	05-01-24	325,000	339,807
New York City Transitional Finance Authority Future Tax Secured Revenue	2.150	05-01-25	350,000	360,637
Passaic Valley Water Commission (New Jersey)	2.739	12-15-25	475,000	505,172
Santa Rosa Regional Resources Authority (California)	2.900	08-01-25	200,000	213,954
Tennessee State School Bond Authority	2.054	11-01-21	460,000	466,615
Texas A&M University	3.231	05-15-27	350,000	392,224
Texas Public Finance Authority	4.000	02-01-23	215,000	230,792
Texas State University System	3.277	03-15-27	370,000	412,650

University of North Texas	3.357	04-15-27	375,000	421,414
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG CORE BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value

Collateralized mortgage obligations 3.4%				$2,146,386
(Cost $2,095,903)
U.S. Government Agency 3.4%				2,146,386
Federal Home Loan Mortgage Corp.
Series K028, Class A2	3.111	02-25-23	340,000	355,718
Series K036, Class A2 (A)	3.527	10-25-23	237,000	254,360
Series K724, Class A2 (A)	3.062	11-25-23	302,000	318,086
Series K725, Class A2	3.002	01-25-24	617,000	651,540
Federal National Mortgage Association
Series 2015-M4, Class AV2 (A)	2.509	07-25-22	255,101	259,502

Series 2017-M10, Class AV2 (A)	2.561	07-25-24	294,000	307,180
Asset backed securities 5.5%				$3,508,275
(Cost $3,435,844)
Asset backed securities 5.5%				3,508,275
American Express Credit Account Master Trust Series 2019-1, Class A	2.870	10-15-24	1,000,000	1,033,343
BA Credit Card Trust Series 2018-A3, Class A3	3.100	12-15-23	715,000	734,283
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1	2.490	01-20-23	755,000	762,097
Ford Credit Auto Owner Trust
Series 2018-B, Class A3	3.240	04-15-23	546,000	558,563
Series 2019-C, Class A3	1.870	03-15-24	174,000	176,538
Honda Auto Receivables Owner Trust Series 2019-4, Class A3	1.830	01-18-24	240,000	243,451

	Yield (%)	Shares	Value
Short-term investments 1.2%			$782,756
(Cost $782,756)
Short-term funds 1.2%			782,756
JPMorgan U.S. Government Money Market Fund, Institutional Class	1.4771(B)	782,756	782,756

Total investments (Cost $60,224,620) 99.5%	$63,342,845
Other assets and liabilities, net 0.5%	299,890
Total net assets 100.0%	$63,642,735

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(B)	The rate shown is the annualized seven-day yield as of 2-29-20.
6	JOHN HANCOCK ESG CORE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of February 29, 2020, by major security category or type:
	Total value at 2-29-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$24,536,082	—	$24,536,082	—
Corporate bonds	25,017,664	—	25,017,664	—
Municipal bonds	7,351,682	—	7,351,682	—
Collateralized mortgage obligations	2,146,386	—	2,146,386	—
Asset backed securities	3,508,275	—	3,508,275	—
Short-term investments	782,756	$782,756	—	—
Total investments in securities	$63,342,845	$782,756	$62,560,089	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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